Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178-0060

May 9, 2024

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, Legg Mason Global Asset Management Trust (the “Registrant”), a Maryland statutory trust, we are hereby filing a prospectus and registration statement on Form N-14, with exhibits (the “Registration Statement”).

The Registration Statement relates to: (1) the reorganization of ClearBridge All Cap Value Fund, a series of Legg Mason Partners Investment Trust (the “Target Trust”) with ClearBridge Value Fund, a series of the Registrant; and (2) the reorganization of ClearBridge Small Cap Value Fund, a series of the Target Trust, with ClearBridge Small Cap Fund, a series of the Registrant.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on June 8, 2024 pursuant to Rule 488.

Please call the undersigned at (212) 309-6353 or Barry Hurwitz at (617) 951-8267 with any questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger